SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES NET (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation			$ 239	$ 131	$ 44
Research and development expenses, net	$ 2,429	$ 2,652	5,215	4,163	1,523
Research and Development Expense [Member]
Payroll and related expenses			3,308	1,824	507
Subcontractors			697	1,212	625
Materials			388	945	301
Operating lease expenses			208	189	47
Depreciation			211	130	44
Maintenance			223	136	174
Other			298	86	14
Research and development expenses gross			5,333	4,522	1,712
Less – grants from governments and others			(118)	(359)	(189)
Research and development expenses, net			$ 5,215	$ 4,163	$ 1,523